UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2007

Date of reporting period:	1/31/2007

Item 1. Schedule of Investments

Dryden Municipal Bond Fund

High Income Series

Schedule of Investments

January 31, 2007 (Unaudited)

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.7%

Alabama 1.0%
Alabama Spl. Care Facs. Fing. Auth. Mobile Rev., Ascension Health Sr. Credit, Ser. D	Aa2		5.00%	11/15/39	$3,000	$3,099,750
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser,
Ser. A	BBB	(b)	6.125	12/1/24	1,000	1,091,660
Ser. B, A.M.T.	BBB	(b)	6.375	12/1/24	1,000	1,094,710

						5,286,120

Arizona 2.2%
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tucson Elec. Pwr., Navajo,
Ser. A, A.M.T.	Baa3		7.125	10/1/32	5,000	5,174,000
Ser. B	Baa3		7.00	10/1/32	1,700	1,758,123
Pima Cnty. Indl. Dev. Auth. Ed. Rev. Fac.-P.L.C. Charter Schs. Proj.	NR		6.75	4/1/36	1,500	1,592,400
Pinal Cnty. Correct. Facs. Rev., Florence West Prison PJ-A	A	(b)	5.25	10/1/19	3,135	3,347,867

						11,872,390

California 9.7%
California Poll. Ctrl. Fin. Auth. Solid Wste.
Disp. Rev. Wste. Mgmt., Inc. PJ-Ser. B, A.M.T.	BBB	(b)	5.00	7/1/27	1,000	1,030,270
California St. Pub. Wks. Brd. Lease Rev., Dept. Mental Hlth., Coalinga,
Ser. A	A2		5.50	6/1/19	2,000	2,196,400
Ser. A	A2		5.50	6/1/20	2,000	2,195,580
Ser. A	A2		5.50	6/1/22	2,000	2,190,260
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. C
(Mandatory put date 6/1/12)	A+	(b)	3.85	11/1/29	2,000	1,972,780
Var-Kaiser Ser. C Rmkt.	A+	(b)	5.25	8/1/31	1,280	1,354,560
Capistrano Uni. Sch. Dist. Cmnty. Facs., Rev. Talega CFD#90-2	NR		6.00	9/1/33	1,000	1,060,060
Central California Joint Pwr. Hlth. Fin. Auth., Cmnty. Hosps. of Central California, C.O.P.	Baa2		6.00	2/1/30	2,550	2,666,127
City of Chula Vista Indl. Dev. Rev., San Diego, A.M.T.	A1		5.00	12/1/27	1,000	1,050,320
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S.
(Converts to 5.875% on 7/15/09)	Baa3		Zero	1/15/28	6,700	6,161,990
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR		5.45	9/1/36	1,500	1,545,915
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR		6.20	9/2/25	3,395	3,567,839

Los Angeles Regional Airports Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa2		7.50	12/1/24	2,000	2,304,280
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR		5.90	9/1/27	1,000	1,062,010
Orange Cnty, Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2		6.20	2/14/11	7,000	7,610,469
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01-2, Avalon Ser. A	NR		6.25	9/1/23	3,000	3,252,120
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1,
Sunridge Anatolia	NR		6.00	9/1/33	1,000	1,025,470
Sunridge Anatolia	NR		6.10	9/1/37	2,000	2,053,700
Roseville Joint Unified High Sch. Dist., Ser. B, G.O., F.G.I.C., C.A.B.S.	Aaa		Zero	8/1/11	1,440	1,210,795
Saugus Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR		6.00	9/1/33	1,800	1,907,532
Vallejo, Touro Univ., C.O.P.	Ba2		7.375	6/1/29	3,500	3,739,785
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A	B+	(b)	6.50	5/15/25	1,000	1,006,610
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR		5.30	9/1/36	1,000	1,023,490

						53,188,362

Colorado 3.3%
Black Hawk Bus. Impvt. Dist. Utl. (Prerefunded 12/1/09)(d)	NR		7.75	12/1/19	5,285	5,899,011
Colorado Health Facs. Auth. Rev.,
Rfdg. Adventist Hlth./Sunbelt Ser. D	A2		5.25	11/15/35	2,250	2,369,520
Christian Living Cmntys.Proj., Ser. A	NR		5.75	1/1/37	1,500	1,564,515
Rfdg. Hosp. Poudre Valley Hlthcare.	Baa2		5.00	3/1/25	5,560	5,700,946
Colorado Springs Hosp. Rev. Spr. Mem. Hosp. (Prerefunded 12/15/10)(d)	A3		6.375	12/15/30	1,240	1,361,098
Unrefunded balance Spr. Mem. Hosp.	A3		6.375	12/15/30	1,260	1,365,298

						18,260,388

Connecticut 1.9%
Connecticut St., G.O., Ser. D (Prerefunded date 11/15/11)(d)(g)	Aa3		5.00	11/15/19	10,000	10,538,300

Delaware 0.4%
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa1		5.00	6/1/30	2,000	2,046,400

District of Columbia 0.8%
Dist. of Columbia Rev.,
George Washington Univ., Ser. A, M.B.I.A.	Aaa		5.125	9/15/31	3,000	3,104,250
Friendship Pub. Charter Sch., A.C.A.	A	(b)	5.00	6/1/35	1,100	1,138,082

						4,242,332

Florida 3.9%
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev.,
Spl. Purp.– Jetblue Airways Corp., A.M.T.	NR		6.375	11/15/26	2,000	2,148,220
Spl. Purp.– Jetblue Airways Corp., A.M.T.	NR		6.50	11/15/36	2,000	2,154,340

Highlands Cmnty. Dev. Dist. Spl. Assmt.	NR		5.55	5/1/36	500	511,575
Highlands Cnty. Hth. Facs. Auth. Rev., Hosp.-Adventist Hlth. Sys. Ser.-C	A2		5.25	11/15/36	2,000	2,112,700
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR		5.75	5/1/36	2,000	2,060,680
Jacksonville Aviation Auth. Rev., A.M.B.A.C., A.M.T.	Aaa		5.00	10/1/26	2,000	2,085,540
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba1		6.70	11/15/19	1,000	1,093,060
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.(d)	AA	(b)	6.75	10/1/17	2,000	2,364,480
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C. (Mandatory put date 11/1/11)	Aaa		5.00	11/1/30	3,500	3,649,835
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR		5.40	5/1/36	1,400	1,410,010
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR		6.25	5/1/36	1,500	1,588,530
Stoneybrook West Cmnty. Dev. Dist. Spec. Assmt. Rev., Ser. B.	NR		6.45	5/1/10	240	241,522

						21,420,492

Georgia 0.4%
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR		6.125	2/15/34	1,200	1,263,852
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aaa		6.15	2/1/20	1,000	1,206,120

						2,469,972

Hawaii 0.4%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa		5.25	05/01/24	2,000	2,150,660

Illinois 10.9%
Cary Illinois Spec. Tax Svcs. Rev., Area No 1., Cambridge, Ser. A (Prerefunded 3/1/10)(d)	NR		7.625	3/1/30	3,115	3,478,084
Area No. 2, Foxford Hill (Prerefunded 3/1/10)(d)	NR		7.50	3/1/30	4,632	5,064,860
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj. (Prerefunded 3/1/11)(d)	AAA	(b)	7.75	3/1/27	5,000	5,784,750
Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advnmt. Fdg. Univ. Ctr. Proj. (Prerefunded 5/1/12)(d)	Aaa		6.25	5/1/30	2,000	2,247,500
Illinois Fin. Auth. Rev.,
Noble Network Charter Schs. Ser. C, A.C.A.	A	(b)	5.00	9/1/31	2,000	2,069,200
Friendship Vlg. Schaumburg, Ser. A	NR		5.625	2/15/37	1,000	1,028,270
Illinois Inst. of Technology, Ser. A	Baa1		5.00	4/1/31	2,500	2,594,800
Illinois Inst. of Technology, Ser. A	Baa1		5.00	4/1/36	5,000	5,163,000
Northwestern Mem. Hosp., Ser. A	Aa2		5.25	8/15/34	5,000	5,289,800
Northwestern Univ.	Aaa		5.00	12/1/42	1,500	1,566,315
Plymouth Landing Proj.	NR		6.00	5/15/37	1,000	1,061,050
Student Hsg.Rev., Rfdg. Edl. Advancement Fd., Inc. Ser. B	Baa3		5.00	5/1/30	5,000	5,108,050
Illinois Hlth Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3		6.25	7/1/22	4,200	4,589,718
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.	Aaa		Zero	12/1/11	3,360	2,777,242

McLean & Woodford Cntys. Cmnty. Unif. Sch. Dist. No. 005, G.O., F.S.A.
(Partially prerefunded 12/1/11)(d)	Aaa		5.625	12/1/17	4,535	4,878,390
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion,
Ser. A, M.B.I.A.	Aaa		5.25	6/15/42	6,000	6,362,459
Round Lake Rev., Lakewood Spl. Tax #1	NR		6.70	3/1/33	1,000	1,090,850

						60,154,338

Indiana 1.4%
Indiana Hlth. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind., Ser. A	BBB-	(b)	6.00	3/1/34	3,000	3,204,030
Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa		4.00	1/1/34	1,440	1,426,219
Noblesville Redev. Auth. Economic Dev. Rev. Lease Rental 146th Str. Extn., Ser. A	A+	(b)	5.25	8/1/25	3,000	3,196,260

						7,826,509

Iowa 0.5%
Iowa St. Fin. Auth. Hlthcare., Facs. Rev., Mercy Hlth. Initiatives Proj.
(Prerefunded 7/1/11)(d)	AAA	(b)	9.25	7/1/11	2,210	2,699,405

Kansas 0.5%
University of Kansas Hosp. Auth. Hlth. Fac., Rev., Rfdg. & Impt. Hlth. Sys.	A	(b)	5.00	9/1/36	2,830	2,923,475

Kentucky 0.2%
Boone Cnty. Pollutn. Ctl. Rev. Rfdg. Coll-Dayton Pwr. & Lt. Co., Ser. A, F.G.I.C.	Aaa		4.70	1/1/28	1,000	1,010,630

Louisiana 0.7%
Calcasieu Parish Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Baa3		6.625	2/1/16	3,500	3,747,135

Maine 0.8%
Maine Hlth. & Higher Edl. Facs. Auth. Rev. Piper Shores,
Ser. A (Prerefunded 1/1/09)(d)	NR		7.50	1/1/19	1,000	1,061,630
Ser. A (Prerefunded 1/1/09)(d)	NR		7.55	1/1/29	3,000	3,187,620

						4,249,250

Maryland 1.5%
Anne Arundel Cnty. Spec. Oblig., Arundel Mills Proj. (Prerefunded 7/1/09)(d)	AAA	(b)	7.10	7/1/29	3,000	3,278,490
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Medstar Health	A3		5.25	5/15/46	2,500	2,611,550
Northeast Wste. Disp. Auth. Rev.,
Sludge Corp. Facs.	NR		7.25	7/1/07	534	540,184
Sludge Corp. Facs., A.M.T.	NR		8.50	7/1/07	1,645	1,672,735

						8,102,959

Massachusetts 2.7%
Massachusetts St. Coll. Bldg., Auth. Rev. Proj. & Rfdg. Bonds, Ser. A	Aa2		7.50		5/1/14	1,750	2,094,733
Massachusetts St. Dev. Fin. Agcy. Rev., Hlthcare. Fac., Alliance, Ser. A	NR		7.10		7/1/32	4,010	4,182,911
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Caritas Christi Oblig. Group, Rfdg.,
Ser. A	Baa3		5.75		7/1/28	2,000	2,072,660
Ser. B	Baa3		6.75		7/1/16	3,595	3,971,612
Massachusetts St. Wtr. Poll. Abatement Trust Rev., Poll Proj.,
Ser. 9	Aaa		5.25		8/1/33	150	159,404
Ser. 9 (Prerefunded 8/1/13)(d)	Aaa		5.25		8/1/33	2,350	2,547,447

							15,028,767

Michigan 4.0%
Kalamazoo Hosp. Fin. Auth., Borgess Hosp. Fac. Rev., E.T.M., F.G.I.C.(d)(h)	Aaa		6.628	(i)	6/1/11	2,000	2,004,680
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BBB	(b)	6.25		7/1/40	3,000	3,324,420
Michigan St. Hosp Fin. Auth. Rev.,
Ascension Hlth. Sub Credit, Ser. A	Aa3		5.00		11/1/12	1,250	1,317,050
Trinity Hlth. Cr. Group, Ser. A	Aa2		5.00		12/1/31	6,000	6,260,159
Rfdg.-Henry Ford Hlth. Sys., Ser. A	A1		5.25		11/15/46	3,000	3,148,710
Michigan Strategic Fund Solid Waste Disp. Rev., A.M.T.	BBB	(b)	4.50		12/1/13	1,000	1,000,530
Michigan Pub. Edl. Facs. Auth. Rev. Rfdg. Ltd. Oblig.-Black River Sch.	NR		5.80		9/1/30	1,250	1,275,713
Summit Academy
Pub. Sch., Academy Rev. Rfdg.	BB+	(b)	6.25		11/1/25	2,060	2,136,982
North Pub. Sch., Academy Rev. Rfdg.	BB+	(b)	5.50		11/1/30	1,500	1,505,025

							21,973,269

Minnesota 0.4%
Northfield Hosp. Rev.	BBB-	(b)	5.375		11/1/31	1,125	1,184,659
St. Paul Hsg. & Redev. Auth. Hosp. Rev. Healtheast Proj.	Baa3		6.00		11/15/35	1,000	1,091,880

							2,276,539

Nevada 2.6%
Clark Cnty. Impvt. Dist. Rev., No. 121, Southern Highlands Area (Prerefunded 12/1/09)(d)	NR		7.50		12/1/19	4,655	5,154,249
Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR		6.10		8/1/18	1,995	2,065,324
Clark Cnty. Ind. Dev. Rev., Rfdg. Nevada Pwr. Co. Proj., Ser. C	B	(b)	5.50		10/1/30	4,500	4,442,760
Washoe Cnty. Wtr. Fac. Rev., Sierra Pac. Pwr. Co., A.M.T. (Mandatory put date 7/1/09)	Ba1		5.00		3/1/36	2,500	2,523,325

							14,185,658

New Jersey 7.6%
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2		5.625		6/15/19	1,250	1,306,313
Cigarette Tax	Baa2		5.75		6/15/34	750	801,098

Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.(d)	Baa3		Zero	4/1/12	1,115	914,679
Rfdg. First Mtge. Franciscan Oaks Proj.	NR		5.70	10/1/17	165	168,505
Gloucester Marine Ser. B, A.M.T.	NR		6.875	1/1/37	3,000	3,163,590
Spec. Facs. Rev., Continental Air., Inc. Proj., A.M.T.	Caa1		6.25	9/15/29	5,530	5,764,804
New Jersey Hlthcare. Facs. Fin. Auth. Rev., Cherry Hill Proj.	NR		8.00	7/1/27	2,000	2,048,340
St. Peters Univ. Hosp., Ser. A	Baa1		6.875	7/1/30	2,250	2,445,570
New Jersey St. Edl. Facs. Auth. Rev., Felician Coll. of Lodi, Ser. D	NR		7.375	11/1/22	3,375	3,522,724
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C.,
C.A.B.S., (Converts to 5.15% on 1/1/15)	Aaa		Zero	1/1/35	4,000	2,833,200
Tobacco Settlement Fin. Corp., NJ Rev.,
Asset Bkd. (Prerefunded 6/1/13)(d)	Aaa		6.75	6/1/39	1,000	1,159,110
Asset Bkd. (Prerefunded 6/1/12)(d)	Aaa		6.125	6/1/42	1,000	1,107,920
Asset Bkd. (Prerefunded 6/1/13)(d)	Aaa		6.25	6/1/43	5,250	5,945,573
Ser. 1A	Baa3		5.00	6/1/41	6,000	5,910,480
New Jersey St. Transn. Tr. Fd. Transn. Sys., Ser. A	A1		5.50	12/15/23	4,000	4,576,720

						41,668,626

New Mexico 1.1%
Farmington Poll. Ctrl. Rev., El Paso Elec. Co. Proj., Ser. A, F.G.I.C. (Mandatory put date 8/1/12)	Aaa		4.00	6/1/32	2,000	1,987,320
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa		5.50	7/1/36	1,720	1,811,521
Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA	(b)	5.50	7/1/35	2,110	2,224,067

						6,022,908

New York 4.5%

Brookhaven Ind. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A (Prerefunded 11/15/10)(d)(e)	NR		8.25	11/15/30	2,000	2,196,440
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR		Zero	6/1/47	5,000	486,700
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR		Zero	6/1/50	4,000	270,520
Metro. Trans. Auth. Rev.,
Svc. Contract, Rfdg., Ser. B, M.B.I.A.	Aaa		5.50	7/1/19	3,050	3,295,373
Ser. B	A2		4.75	11/15/31	4,000	4,084,560
New York City Ind. Dev. Agcy.,
Civic Fac. Rev., Staten Island Univ. Hosp. Proj., Ser. B	B2		6.375	7/1/31	990	1,014,235
Spl. Fac. Rev., American Airlines-JFK Int’l. Arpt., A.M.T.	B	(b)	7.125	8/1/11	3,495	3,725,146
Spl. Fac. Rev., American Airlines-JFK Int’l. Arpt., A.M.T.	B	(b)	7.75	8/1/31	2,000	2,452,960
New York Liberty Dev. Corp. Rev., National Sports Museum Proj. A	NR		6.125	2/15/19	1,250	1,309,200
New York St. Dorm Auth. Revs., Non St. Supported Debt, Mt. Sinai,
NYU Hlth., RMKT 7/1/05	Baa2		5.50	7/1/26	2,000	2,033,940
NYU Hlth., C-RMKT 7/1/05	Baa2		5.50	7/1/26	4,000	4,067,880

						24,936,954

North Carolina 0.4%
North Carolina Eastern Mun. Pwr. Agcy. Pwr. Sys. Rev., Rfdg., Ser. D	Baa2		5.125	1/1/26	2,000	2,080,020

North Dakota 0.3%
Ward Cnty. Hlthcare. Facs. Rev., Rfdg. Trinity Oblig., Group B	BBB+	(b)	6.25	7/1/21	2,000	2,053,900

Ohio 1.2%
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2		7.50	1/1/30	3,000	3,291,720
Miami Cnty. Hosp. Fac. Rfdg. & Impt.-Upper Vy. Med. Ctr.	Baa1		5.25	5/15/26	1,250	1,312,700
Ohio St. Wtr. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Proj., A.M.T. (Mandatory put date 7/1/09)	BBB	(b)	4.50	7/1/21	1,000	1,003,370
Richland Cnty. Ohio Hosp. Facs. Rev.,
Medcentral Hlth. Sys., Unref., Ser. A,	A-	(b)	6.125	11/15/16	335	359,636
Medcentral Hlth. Sys., Ser. A (Prerefunded 11/15/10)(d)	A-	(b)	6.125	11/15/16	665	724,431

						6,691,857

Oklahoma 0.9%
Norman Regional Hospital Authority Rev.	BBB-	(b)	5.375	9/1/36	2,000	2,086,640
Oklahoma Hsg. Fin. Agcy. Sngl. Fam. Rev., Mtge. Homeownership Ln. Prog. Ser. B, A.M.T., G.N.M.A., F.N.M.A.	Aaa		4.875	9/1/33	2,780	2,800,655

						4,887,295

Pennsylvania 6.0%
Allegheny Cnty. Hosp. Dev. Auth. Rev.,
Hlth. Sys., Ser. B	Ba3		9.25	11/15/15	960	1,139,635
Hlth. Sys., Ser. B	Ba3		9.25	11/15/22	1,825	2,162,954
Ohio Valley Gen. Hosp. Proj., Ser. A	Baa2		5.125	4/1/35	1,335	1,364,851
Chester Cnty. Indl. Dev. Auth. Wtr. Facs Rev., Aqua P.A., Inc. Proj., Ser. A, A.M.T., F.G.I.C.	AAA	(b)	5.00	2/1/41	4,000	4,153,120
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated,
Ser. A (Prerefunded 1/1/13)(d)	NR		7.25	1/1/35	2,890	3,421,702
Ser. A (Prerefunded 1/1/13)(d)	NR		7.25	1/1/35	1,110	1,294,360
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR		5.90	7/1/40	1,000	1,031,710
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj. Woods Sch. (Prerefunded 9/15/13)(d)	AA-	(b)	5.50	3/15/26	780	855,995
Langhorne Manor Woods Boro. Sch. Higher Ed. & Hlth. Auth. Rev., Lower Bucks Hosp.	B2		7.35	7/1/22	4,650	4,651,349
Montgomery Cnty. Ind. Dev. Auth. Rev., MTG- Whitemarsh Cont. Care	NR		6.25	2/1/35	2,450	2,587,102
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rfdg., Colver Proj., Ser F, A.M.B.A.C., A.M.T.	Aaa		4.625	12/1/18	1,500	1,522,095

Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Grad. Hlth. Sys. (cost $1,664,031; purchased 1/22/98)(c)(h)(j)	Ca		7.00	7/1/05	1,651	17
Grad. Hlth. Sys. (cost $2,298,709; purchased 1/22/98)(c)(h)(j)	NR		7.25	7/1/18	2,269	23
Grad. Hlth. Sys., Ser. A (cost $1,890,089;purchased 1/21/98)(c)(h)(j)	NR		6.25	7/1/13	2,015	20
Philadelphia Auth. for Indl. Dev. Revs., Please Touch Museum Proj.	BBB-	(b)	5.25	9/1/31	1,500	1,580,760
Somerset Cnty. Hosp. Auth. Rev.,
GF Somers Hlthcare. First Mtge.
(cost $1,106,647; purchased 2/10/97)(c)(h)(j)	NR		8.40	6/1/09	1,095	851,921
GF Somers Hlthcare. First Mtge.
(cost $8,898,687; purchased 2/10/97)(c)(h)(j)	NR		8.50	6/1/24	8,805	6,285,712

						32,903,326

Puerto Rico 2.5%
Puerto Rico Comwlth. Infrastructure Fin. Auth. Spl. Tax, Ser. B	Baa3		5.00	7/1/46	2,500	2,600,850
Puerto Rico Comwlth. Govt. Dev. BK. Sr. Notes,
Ser. B	Baa3		5.00	12/1/15	2,715	2,884,470
Ser. C, A.M.T.	Baa3		5.25	1/1/15	3,000	3,193,560
Puerto Rico Comwlth. Rfdg. Pub. Impt.
G.O., Ser. B	Baa3		5.00	7/1/35	5,000	5,217,300

						13,896,180

South Carolina 1.1%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. Palmetto Hlth.,
Ser. C (Prerefunded 8/1/13)(d)	Baa1		6.875	08/01/27	4,460	5,223,730
Ser. C (Prerefunded 8/1/13)(d)	Baa1		6.875	08/01/27	540	629,100

						5,852,830

Tennessee 7.6%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Baa3		6.625	11/1/17	2,000	2,193,660
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Mountain States Hlth., Ser. A, M.B.I.A.	Aaa		6.75	7/1/17	2,000	2,406,920
Knox Cnty. Hlth. Edl & Hsg Facs. Brd. Hosp. Facs. Rev., Covenant Health,
Ser. A, C.A.B.S.	A-	(b)	Zero	1/1/35	1,000	243,150
Memphis Ctr. City Rev., Fin. Corp.,
Red Birds Ser. B (cost $26,000,000; purchased 12/30/98)(h)(j)	NR		6.50	9/1/28	26,000	24,536,199
Rutherford Cnty. Hlth. & Edl. Facs. GRP Homes Brd., First Mtge. Rev.	NR		9.50	12/1/19	5,100	5,110,251
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev.,
Methodist Hlthcare. (Prerefunded 9/1/12)(d)	AAA	(b)	6.50	9/1/26	2,195	2,490,535
Methodist Hlthcare. (Prerefunded 9/1/12)(d)	AAA	(b)	6.50	9/1/26	1,305	1,480,705
Sullivan Cnty. Health Edl. & Hsg. Facs. Hosp. Rev., Wellmont Health Sys. Proj. Ser. C	BBB+	(b)	5.25	9/1/36	1,250	1,302,500
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Aa3		5.00	2/1/18	2,000	2,137,980

						41,901,900

Texas 7.2%
Austin Convention Enterprises, Inc., Convention Ctr. Rfdg. Second Tier, Ser. B	Ba2		5.75	1/1/24	1,000	1,068,280
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2		6.75	10/1/38	1,255	1,404,922
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/1/14)	Baa2		5.40	10/1/29	1,000	1,062,410
TXU Energy Co. LLC, A.M.T.	Baa2		5.40	5/1/29	2,000	2,066,720
Dallas Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev.,
American Airlines, Inc., A.M.T.	Caa2		6.375	5/1/35	3,000	3,097,860
American Airlines, Inc., Ser. A, A.M.T. (Mandatory put date 5/1/08)	Caa2		8.50	5/1/29	2,000	2,093,340
American Airlines, Inc., Ser. C, A.M.T. (Mandatory put date 11/1/07)	Caa2		6.15	5/1/29	3,950	3,992,265
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR		7.125	9/1/34	3,000	3,293,910
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev.,
Buckingham Sr. Living Cmnty., Ser. A	NR		7.125	2/15/34	1,250	1,393,288
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR		6.00	6/1/18	4,000	4,126,720
Kerrville Tex. Hlth. Facs. Dev. Corp. Hosp. Rev., Sid Peterson Mem. Hosp. Proj.	BBB-	(b)	5.375	8/15/35	4,050	4,207,343
Matagorda Cnty. Nav. Dist. No. 1, Rev., Coll. Centerpoint Energy Proj.	Baa2		5.60	3/1/27	2,000	2,116,640
Pollution Ctl. Rev., Rfdg. PJ-B-RMKT, A.M.B.A.C., A.M.T.	Aaa		4.55	5/1/30	2,000	1,928,640
North Central Texas Hlth. Fac. Dev. Corp. Rev., Edgemere Ret. Fac. Sr. Hsg., Ser. A
(Prerefunded 11/15/09)(d)	NR		7.50	11/15/29	2,000	2,224,260
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2		6.15	8/1/22	1,000	1,081,040
Texas Mun. Gas Acquisition & Supply Corp. I Gas Supply Rev., Sr. Lien, Ser. A	Aa3		5.25	12/15/26	3,900	4,346,979
Texas Mun. Pwr. Agcy. Rev., M.B.I.A., E.T.M., C.A.B.S.(d)	Aaa		Zero	9/1/15	50	35,373

						39,539,990

Vermont 0.3%
Vermont Edl. & Health Blds, Fing. Agy. Rev., Hosp-Fletcher Allen Hlth., Ser A	Baa1		4.75	12/1/36	1,500	1,488,075

Virginia 2.9%
Chesapeake Hosp. Auth. Fac. Rev., Rfdg. Chesapeake Gen. Hosp., Ser. A	A3		5.25	7/1/17	3,445	3,658,935
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	Baa1		5.875	6/1/17	2,000	2,142,460
Gloucester Cnty. Ind. Dev. Auth. Solid Wste Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB	(b)	5.125	9/1/38	2,700	2,808,810
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.(h)	NR		8.00	9/1/26	5,575	5,778,153
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T.
(Mandatory put date 5/1/14)	BBB	(b)	5.125	6/1/28	1,600	1,664,480

						16,052,838

Washington 1.2%
Bellevue Conv. Ctr. Auth., King City, Spec. Oblig. Rev., M.B.I.A., C.A.B.S.	Aaa		Zero	2/1/10	870	774,126
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2		5.375	12/1/22	1,190	1,237,410
Skagit Valley Hosp.	Baa2		5.50	12/1/30	1,250	1,304,075
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3		6.50	6/1/26	2,485	2,725,946
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No. 1, Ser. B, E.T.M.(d)	Aaa		7.25	7/1/09	575	600,984

						6,642,541

West Virginia 1.4%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B. (Prerefunded 9/1/10)(d)	A2		6.75	9/1/30	7,000	7,736,679

Wisconsin 2.8%
Badger Tobacco Asset Secur. Corp., Rev. Asset Bkd.	Baa3		6.125	6/1/27	2,720	2,908,306
Milwaukee Redev. Auth. Redev. Rev. Science Ed. Consortium Proj., Ser. A	BB+	(b)	5.75	8/1/35	1,500	1,517,010
Oconto Falls Cmnty. Dev. Auth. Rev., A.M.T.(h)	NR		8.125	12/1/22	1,355	1,339,228
Oconto Falls Tissue, Inc. Proj., A.M.T.(h)	NR		7.75	12/1/22	7,400	7,315,195
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Eastcastle Place, Inc. Proj.	NR		6.125	12/1/34	1,000	1,026,970
Beaver Dam Cmnty. Hosp. Inc., Ser. A	NR		6.75	8/15/34	1,250	1,362,300

						15,469,009

Wyoming 0.5%
Weston Cnty. Poll. Ctrl. Rev., Rfdg., Black Hills Pwr. Inc. Proj.	Baa2		4.80	10/1/14	2,850	2,890,128

Total long-term investments (cost $530,398,169)						548,368,406

SHORT-TERM INVESTMENTS 0.1%
Alabama
McIntosh Indl. Dev. Brd. Environ. Impt. Rev., CIBC Specialty Chem. Corp., Ser. E, A.M.T., F.R.D.D.(f)	P-2		4.06	2/1/07	300	300,000

Montana 0.1%
Anaconda Deer Lodge Cnty. Mont. Environmental Facs. Rev., A.M.T., F.R.D.D.(f)	VMIG1		3.79	2/1/07	400	400,000

Total short-term investments (cost $700,000)						700,000

Total Investments 99.8% (cost $531,098,169)(k)	549,068,406
Other assets in excess of liabilities 0.2%(l)(m)	916,336

Net Assets 100.0%	$549,984,742

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—ACA Financial Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

LLC—Limited Liability Corporation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S.—Residual Interest Bearing Securities.

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(e)	All or partial principal amount segregated as initial margin on financial futures contracts.
(f)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2007.
(g)	Represents all or partial amount utilized in the Municipal Tender Option Bond transactions. The aggregated principal amount of the inverse floater and the floating rate note (included in liabilities) is $5,000,000 and $5,000,000, respectively.
(h)	Indicates a security that has been deemed illiquid.
(i)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of January 31, 2007.
(j)	Indicates a security is restricted to resale. The aggregate cost of such securities is $41,858,163. The aggregate value of $31,673,892 is approximately 5.8% of net assets.
(k)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of January 31, 2007 was as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$523,782,079	$31,228,718	$10,942,391	$20,286,327

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transactions for book and tax purposes.

(l)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at January 31, 2007

Number of Contracts	Type	Expiration Date	Value at January 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Short Positions:
28	U.S. Treasury 2 Yr. Notes	Mar. 07	$5,700,625	$5,735,125	$34,500
163	U.S. Treasury 5 Yr. Notes	Mar. 07	17,038,594	17,241,356	202,762
70	U.S. Treasury 10 Yr. Notes	Mar. 07	7,472,500	7,456,008	(16,492)
40	U.S. Treasury 30 Yr. Notes	Mar. 07	4,405,000	4,389,951	(15,049)

					$205,721

(m)	Includes $5,000,000 payable for the floating rate note issued.

Dryden Municipal Bond Fund

Insured Series

Schedule of Investments

January 31, 2007 (Unaudited)

Description (a)	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 98.9%

California 6.2%
California Hlth. Facs. Fin., Auth. Rev. Cedars-Sinai Med. Ctr.	A3	5.00%	11/15/21	$1,000		$1,041,800
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	5,000		5,292,200
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B,
C.A.B.S., A.M.B.A.C.
(Converts to 4.60% on 6/1/10)	Aaa	Zero	6/01/23	1,500		1,304,400
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	1/15/36	10,000		2,733,400
University Rev., Hosp., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	3,000		3,176,280

						13,548,080

Colorado 3.9%
Denver City & Cnty. Arpt. Rev.,
Ser. A., F.G.I.C.	Aaa	5.00	11/15/16	2,000		2,156,020
Ser. A., F.G.I.C.	Aaa	5.00	11/15/25	3,500		3,705,345
Ser. B, A.M.T., F.G.I.C.	Aaa	5.00	11/15/15	2,500		2,649,900

						8,511,265

District of Columbia 3.9%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,000		2,069,500
Dist. of Columbia, G.O.,
Ser. A, E.T.M., M.B.I.A.	Aaa	6.50	6/01/10	2,905	(c)(d)	3,149,165
Ser. A, M.B.I.A.	Aaa	6.50	6/01/10	3,095	(d)	3,346,066

						8,564,731

Florida 2.6%
Jacksonville Economic Dev. Comm. Health Care Facs. Rev. Mayo Clinic	Aa2	5.00	11/15/36	1,500		1,562,115
Palm Beach Cnty. Fl. Sch. Brd. C.O.P., F.S.A.	Aaa	5.00	8/01/31	1,000		1,049,350
Polk Cnty. Sch. Dist.,
Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/17	1,580		1,718,993
Sales Tax Rev., F.S.A.	Aaa	5.25	10/01/18	1,325		1,437,903

						5,768,361

Georgia 2.5%
Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C., E.T.M.	Aaa	6.50	1/01/10	2,000	(c)	2,149,400
Newnan Hosp. Auth. Rev., M.B.I.A.	Aaa	5.50	1/01/21	3,185		3,422,251

						5,571,651

Hawaii 3.9%
Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Projs., Rev. Ser. C, A.M.B.A.C., A.M.T.	Aaa	6.20	11/01/29	8,000		8,520,399

Idaho 2.4%
Idaho Hsg. & Fin. Assn., Fed. Hwy. Tr., M.B.I.A.	Aaa	5.00	7/15/21	5,000		5,353,750

Illinois 15.8%
Chicago Midway Arpt. Rev., Ser. B., M.B.I.A., A.M.T.	Aaa	5.75	1/01/22	5,000		5,056,250
Chicago O’Hare Int’l Arpt. Rev.,
Pass. Facs. Chrg., Ser. A, A.M.B.A.C.	Aaa	5.625	1/01/15	2,000		2,022,700
Ser. A, M.B.I.A.	Aaa	5.25	1/01/26	4,000		4,306,480
Ser. B, F.G.I.C.	Aaa	5.25	1/01/15	1,000		1,085,490
City of Springfield, Elec. Rev., M.B.I.A.	Aaa	5.00	3/01/31	5,000		5,268,400
Illinois St. Toll Hwy. Auth. Toll Highway Rev., Ser. A-1, F.S.A.	Aaa	5.00	1/01/24	5,000		5,308,300
Illinois St., G.O., F.S.A.	Aaa	5.25	4/01/22	2,500		2,636,075
McLean & Woodford Cntys. Cmnty. Unif. Sch. Dist. No. 005, G.O., F.S.A. (Partially prerefunded date 12/01/11)	Aaa	5.625	12/01/17	4,000	(c)	4,302,880
Metro. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick,
Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	12/15/34	10,000		2,861,500
Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	6/15/37	7,500		1,912,575

						34,760,650

Indiana 4.9%
Indianapolis Local Pub. Impt. Bd. Bk., Rev.,
Indianapolis Airport Auth., A.M.T., A.M.B.A.C.	Aaa	5.00	1/01/36	2,500		2,604,750
Waterworks Proj. Ser. A, M.B.I.A.	Aaa	5.50	7/01/18	3,540		4,015,776
Purdue Univ. Ind., Ctfs. Partn.	Aa1	5.25	7/01/24	3,780		4,236,737

						10,857,263

Louisiana 2.0%
Louisiana St. Gas & Fuels Tax Rev., Ser. A., X.L.C.A.	Aaa	5.00	5/01/28	2,545		2,679,605
New Orleans, G.O., M.B.I.A.	Aaa	5.25	12/01/22	1,540		1,655,870

						4,335,475

Massachusetts 2.3%
Massachusetts Bay Tran. Auth. Sales Tax Rev., Ser. B., M.B.I.A.	Aaa	5.50	7/01/27	1,325		1,563,566
Massachusetts St. Ref., Ser. B., F.S.A.	Aaa	5.25	9/01/24	3,000		3,404,850

						4,968,416

Michigan 2.7%
Detroit Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A. (Prerefunded date 7/01/13)	Aaa	5.25	7/01/32	5,500	(c)	5,950,175

Minnesota 1.5%
Minneapolis & St. Paul Metro. Arpts. Rev., Ser. C, F.G.I.C. (Prerefunded date 1/01/11)	Aaa	5.50	1/01/19	3,000	(c)	3,184,980

New Jersey 5.4%
Jersey City Swr. Auth., Rev.,
A.M.B.A.C.	Aaa	6.00	1/01/10	2,585		2,743,461
A.M.B.A.C.	Aaa	6.25	1/01/14	4,255		4,728,326
New Jersey St. Tpke. Auth. Rev., Growth & Inc. Secs., Ser. B, A.M.B.A.C., C.A.B.S.
(Converts to 5.15% on 1/1/15)	Aaa	Zero	1/01/35	1,500		1,062,450
New Jersey St. Transn. Tr. Fd. Auth. Rev. Transn. Sys. Ser. B, M.B.I.A.	Aaa	5.50	12/15/15	3,000		3,354,780

						11,889,017

New York 10.9%
Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/21	2,750		2,997,418
Hudson Yds. Infrastructure Corp. NY Rev., Ser. A, F.G.I.C.	Aaa	5.00	2/15/47	2,500		2,636,000
Islip Res. Rec. Agy. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,750		1,924,160
Metro. Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev., Ser. B,
M.B.I.A.	Aaa	5.50	7/01/23	7,285		7,852,646
M.B.I.A.	Aaa	5.50	7/01/19	5,000		5,402,250
New York City Indl. Dev. Agy. Rev., Queens Baseball Stadium, Pilot, A.M.B.A.C.	Aaa	5.00	1/01/31	1,000		1,061,810
New York Convention Ctr. Dev. Corp., Rev.,
Hotel Unit Fee, A.M.B.A.C.	Aaa	5.00	11/15/30	2,000		2,110,440

						23,984,724

Ohio 0.5%
Cincinnati City Sch. Dist. Ctfs. Partn. Sch. Impt. Proj., F.S.A.	Aaa	5.00	12/15/32	1,000		1,053,310

Oklahoma 1.2%
Oklahoma City Arpt. Trust, Jr. Lien Rev., Ser. 24, A.M.B.A.C., A.M.T.	Aaa	5.75	2/01/18	2,620		2,623,354

Pennsylvania 6.3%
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev.,
Colver Proj. Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	2,500		2,648,450
Colver Proj. Ser F, Ref., A.M.B.A.C., A.M.T.	Aaa	4.625	12/01/18	1,250		1,268,413
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	5,000		5,416,150
Pennsylvania St.Tpk. Commn. Rev., Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,000		2,253,600
Philadelphia Wtr. & Swr. Rev., Wtr. Util. Impvt. Ser. A, F.S.A.	Aaa	5.25	7/01/20	2,000		2,166,700

						13,753,313

Puerto Rico 3.1%
Puerto Rico Comwlth. Hwy. & Transit Auth., Trans. Rev.,
Ser. I, F.G.I.C.	Aaa		5.00		7/01/25	3,000		3,171,060
Ser. I, F.G.I.C.	Aaa		5.00		7/01/26	3,465		3,655,783

								6,826,843

South Carolina 2.0%
Lexington Wtr. & Swr., Rev., Ser. A, M.B.I.A.	Aaa		5.75		4/01/20	4,180		4,445,012

Texas 7.6%
Austin Convention Enterprises, Inc. Convention Ctr. Ref. First Tier, Ser. A, X.L.C.A.	Aaa		5.00		1/01/34	1,000		1,048,580
Corpus Christi Util.
Sys. Rev., Ser. A, F.S.A. (Prerefunded date 7/15/10)	Aaa		6.00		7/15/19	3,255	(c)	3,488,058
Sys. Rev., Ser. A, F.S.A. (Prerefunded date 7/15/10)	Aaa		6.00		7/15/20	3,450	(c)	3,697,020
Houston Arpt. Sys. Rev., E.T.M.	Aaa		7.20		7/01/13	2,750	(c)	3,052,418
Northside Tex. Indpt. Sch. Dist. Ref. Ser. D, G.O., P.S.F.G.	Aaa		5.00		6/15/28	5,150		5,429,491

								16,715,567

Washington 6.8%
Clark Cnty. Sch. Dist. No. 114, Evergreen, G.O., F.S.A.	Aaa		5.25		12/01/18	3,800		4,033,396
Port Seattle Wash. Rev., Ref. Interm. Lien, X.L.C.A.	Aaa		5.00		2/01/28	3,000		3,166,830
Snohomish Cnty. Ltd. Tax, G.O., M.B.I.A.	Aaa		5.375		12/01/19	2,000		2,124,180
Washington St. Health Care Facs. Auth. Rev., Providence Health Care Svcs., F.G.I.C.	Aaa		5.00		10/01/36	3,000		3,142,710
Washington St. Hsg. Fin. Comn. Rev., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa		5.375		12/01/18	2,505		2,555,676

								15,022,792

West Virginia 0.5%
West Virginia St. Wtr. Dev. Auth. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa		5.875		7/01/20	1,015		1,079,686

Total long-term investments (cost $208,645,482)								217,288,814

SHORT-TERM INVESTMENT 0.7%
Texas
Dallas-Fort Worth Texas Regl. Arpt. Rev., Mun. Sec. Tr. Rcpts. SGA 49, M.B.I.A., F.R.D.D., A.M.T. (cost $1,555,000)	A-1+	(b)	3.77	(e)	2/01/07	1,555		1,555,000

Total Investments 99.6% (cost $210,200,482)(h)								218,843,814
Other assets in excess of liabilities(f) 0.4%								810,315

Net Assets 100.0%								$219,654,129

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note(e).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

P.S.F.G.—Permanent School Fund Guaranty.

X.L.C.A.—XL Capital Assurance.

(b)	Standard & Poor’s rating.
(c)	All or partial escrowed to maturity and prerefunded securities are secured by escrowed cash and/or direct U.S. government guaranteed obligations.
(d)	All or partial amount segregated as initial margin on financial futures contracts.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2007.
(f)	Other assets in excess of liabilities include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at January 31, 2007:

Number of Contracts	Type	Expiration Date	Value at January 31, 2006	Value at Trade Date	Unrealized Appreciation
	Short Positions:
54	U.S. Treasury 5 Yr. Notes	Mar. 07	$5,644,687	$5,711,860	$67,173
81	U.S. Treasury 30 Yr. Bond	Mar. 07	8,920,125	9,266,754	346,629

					$413,802

(h)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of January 31, 2007 was as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$209,694,084	$9,359,527	$209,797	$9,149,730

The difference between the book basis and tax basis is primarily attributable to the difference in the treatment of accretion of market discount for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Series invests in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Bond Fund

By (Signature and Title)* /s/Deborah A. Docs

Deborah A. Docs

Secretary of the Fund

Date March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date March 22, 2007

By (Signature and Title)* /s/Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date March 22, 2007

*	Print the name and title of each signing officer under his or her signature.